Investments (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Impairment loss	$ 507,429	$ 130,740
Fair value of investments		1,643,267
Trading securities transferred		0
Available-for-sale securities transferred		0
Held-to-maturity securities transferred		0
Cost method investments	6,229,210	245,138
Asset management plans
Gain (Loss) on Investments [Line Items]
Fair value of investments		1,143,978
Real estate funds
Gain (Loss) on Investments [Line Items]
Fair value of investments		499,289
Cost method investments	$ 1,539,978
Real estate funds and private equity funds | Maximum
Gain (Loss) on Investments [Line Items]
Cost method investment, ownership percentage (in percentage)	3.00%
Private equity fund
Gain (Loss) on Investments [Line Items]
Cost method investments	$ 1,539,978
Trading securities
Gain (Loss) on Investments [Line Items]
Investment income	602,808	200,214	$ 163,004
Held-to-maturity investments
Gain (Loss) on Investments [Line Items]
Long-term held-to-maturity investments mature in 2017	6,908,212
Impairment loss	507,429	130,740	0
Gross unrecognized holding gain	141,052	434,680
Held-to-maturity investments | Trust products
Gain (Loss) on Investments [Line Items]
Investment income	483,166	363,750	517,346
Held-to-maturity investments | Asset management plans
Gain (Loss) on Investments [Line Items]
Investment income	796,460	829,407	97,681
Held-to-maturity investments | Real estate funds
Gain (Loss) on Investments [Line Items]
Investment income	374,142	100,395	$ 314,548
Available-for-sale investments
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment loss	0	0
Available-for-sale investments | Asset management plans
Gain (Loss) on Investments [Line Items]
Investment income	206,845	0
Fair value of investments	0	1,143,978
Unrealized loss	0	0
Available-for-sale investments | Real estate funds
Gain (Loss) on Investments [Line Items]
Fair value of investments	$ 0	$ 499,289